Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net (loss) income	$ (11.8)	$ 2.8	$ (9.5)	$ 1.7	$ 2.4	$ 0.5	$ 1.2	$ 1.2	$ (25.8)	$ 4.1	$ (2.6)	$ 2.9	$ 6.8
Other comprehensive (loss) income:
Amortization of actuarial losses, net	22.9			14.8					45.8	29.5	58.9	62.8	54.9
Actuarial (losses) gains arising during the period, net											(245.7)	(81.1)	17.6
Amortization of prior service costs											(0.1)	0.1	0.1
Comprehensive (loss) income	$ 11.1			$ 16.5					$ 20.0	$ 33.6	$ (189.5)	$ (15.3)	$ 79.4